UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Conservative
Allocation Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Conservative Allocation Fund produced a total return of 7.91%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 15.05% for the same period.The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, and this blended index returned 7.73% for the same period.2

Stocks and higher yielding bonds rallied when the U.S. economic recovery gained momentum.The fund produced lower returns than its benchmark index due to the fact that the benchmark is an all equity index, while the fund contains some bond funds.The fund produced mildly higher returns than its customized blended index, as strong relative results from U.S. stocks and bonds were partly offset by lagging returns from international equities.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The number of underlying fund options is subject to change at any given time by the fund’s Board of Directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

U.S. stocks climbed and bonds generally produced flat returns during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.

The reporting period began in the wake of stock and bond market weakness stemming from the Federal Reserve’s plans to back gradually away from its massive quantitative easing program. Investors were relieved when the Federal Reserve refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid encouraging economic data, but rising long-term interest rates weighed on U.S. government securities.The stock market gave back some of its gains and bonds rallied in January 2014 amid renewed economic concerns, but stocks rebounded in February when those worries proved overblown.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their traditionally defensive counterparts, and growth-oriented stocks generally outperformed value stocks. Likewise, lower rated corporate-backed bonds led the bond market, while high-quality U.S. government securities lagged.

Tilt Toward Stocks Bolstered Fund Results

In anticipation of more favorable market conditions for equities than bonds—including sustained economic expansion, moderate inflation, easy monetary policy, and a gradual normalization of interest rates—the fund maintained overweighted exposure to stocks and an underweighted position in bonds throughout the reporting period. This positioning helped the fund participate more fully in the equity markets’ gains.

However, the fund’s investments in international equities generally lagged market averages due to the relatively defensive investment postures adopted by Dreyfus/Newton International Equity Fund and International Stock Fund. In addition, modestly overweighted exposure to the emerging markets weighed on relative performance.

The fund achieved better relative results in other asset classes. In the fund’s U.S. stock portfolio, Dreyfus Research Growth Fund proved to be the reporting period’s strongest performer as it scored especially robust returns in the health care, consumer discretionary, and financials sectors. Dreyfus Strategic Value Fund fared well due to above-average results in eight of its benchmark’s economic sectors. Dreyfus Disciplined Stock Fund also contributed positively to the fund’s overall performance.

4

The fixed-income allocation to U.S. bond funds produced higher returns than the Barclays U.S. Aggregate Bond Index, with particularly robust results from Dreyfus High Yield Fund. However, international bonds lagged amid disappointing results from Dreyfus Emerging Markets Debt Local Currency Fund.

Allocation changes during the reporting period were limited to a shift in December of 0.5% of the fund’s assets from Dreyfus MidCap Index Fund to Dreyfus Short Duration Fund. This change was intended to reduce risks in the wake of the U.S. equity market’s strong gains.

Finding Opportunities Wherever They Arise

We remain more optimistic regarding the prospects for stocks than bonds as the economic recovery broadens and corporate earnings continue to grow. In addition, we believe that the fund’s broadly diversified structure positions it well to participate in areas of relative strength wherever they arise across asset classes, geographic regions, investment styles, and market sectors.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.19
Ending value (after expenses)	$1,079.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.15
Ending value (after expenses)	$1,023.65

† Expenses are equal to the fund’s annualized expense ratio of .23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Registered Investment Companies—99.8%	Shares		Value ($)
Bonds and Notes—50.2%
Dreyfus Bond Market Index Fund,
BASIC Shares	612,856	[a]	6,428,859
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. I	126,225	[a]	1,706,567
Dreyfus High Yield Fund, Cl. I	304,312	[a]	2,087,582
Dreyfus Intermediate Term Income Fund, Cl. I	458,788	[a]	6,326,687
Dreyfus Short Duration Bond Fund, Cl. Z	39,445	[a,b]	415,355
			16,965,050
Domestic Common Stocks—33.6%
Dreyfus Appreciation Fund, Investor Shares	34,750	[a]	1,805,635
Dreyfus Disciplined Stock Fund	31,714	[a]	1,134,410
Dreyfus Opportunistic Midcap Value Fund, Cl. I	16,687	[a]	691,500
Dreyfus Research Growth Fund, Cl. Z	157,085	[a]	2,309,036
Dreyfus Small Cap Stock Index Fund	22,686	[a]	674,690
Dreyfus Strategic Value Fund, Cl. I	44,099	[a]	1,788,656
Dreyfus Structured Midcap Fund, Cl. I	20,938	[a]	644,666
Dreyfus U.S. Equity Fund, Cl. I	82,041	[a]	1,619,481
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	36,937	[a]	684,803
			11,352,877
Foreign Common Stocks—16.0%
Dreyfus Emerging Markets Fund, Cl. I	85,770	[a]	785,652
Dreyfus Global Real Estate Securities Fund, Cl. I	84,692	[a]	711,416
Dreyfus International Bond Fund, Cl. I	108,413	[a]	1,818,088
Dreyfus International Equity Fund, Cl. I	9,225	[a]	341,683
Dreyfus International Stock Index Fund	30,710	[a]	526,683
Dreyfus International Value Fund, Cl. I	22,895	[a]	291,222

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares	Value ($)
Foreign Common Stocks (continued)
Dreyfus/Newton International Equity Fund, Cl. I	25,562 [a]	520,689
International Stock Fund, Cl. I	25,651 [a]	390,920
		5,386,353

Total Investments (cost $30,718,611)	99.8%	33,704,280
Cash and Receivables (Net)	.2%	77,619
Net Assets	100.0%	33,781,899

a	Investment in affiliated mutual fund.
b	Formerly, Dreyfus Short-Intermediate Government Fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	78.8	Mutual Funds: Foreign	21.0
			99.8
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	30,718,611	33,704,280
Receivable for shares of Common Stock subscribed		106,428
Prepaid expenses		12,721
		33,823,429
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		2,357
Cash overdraft due to Custodian		9,106
Payable for shares of Common Stock redeemed		1,724
Accrued expenses		28,343
		41,530
Net Assets ($)		33,781,899
Composition of Net Assets ($):
Paid-in capital		30,467,889
Accumulated undistributed investment income—net		3,202
Accumulated net realized gain (loss) on investments		325,139
Accumulated net unrealized appreciation
(depreciation) on investments		2,985,669
Net Assets ($)		33,781,899
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,162,723
Net Asset Value, offering and redemption price per share ($)		15.62

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	354,291
Expenses:
Shareholder servicing costs—Note 3(b)	46,396
Professional fees	22,730
Registration fees	11,671
Prospectus and shareholders’ reports	4,812
Directors’ fees and expenses—Note 3(c)	945
Custodian fees—Note 3(b)	818
Loan commitment fees—Note 2	123
Miscellaneous	6,267
Total Expenses	93,762
Less—reduction in expenses due to undertaking—Note 3(a)	(53,257)
Less—waiver of shareholder servicing fees—Note 3(b)	(4,809)
Less—reduction in fees due to earnings credits—Note 3(b)	(36)
Net Expenses	35,660
Investment Income—Net	318,631
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(16,818)
Capital gain distributions from affiliated issuers	511,319
Net Realized Gain (Loss)	494,501
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,477,457
Net Realized and Unrealized Gain (Loss) on Investments	1,971,958
Net Increase in Net Assets Resulting from Operations	2,290,589

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	318,631	493,420
Net realized gain (loss) on
investments in affiliated issuers	494,501	345,586
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,477,457	304,409
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,290,589	1,143,415
Dividends to Shareholders from ($):
Investment income—net	(580,066)	(441,100)
Net realized gain on investments	(276,232)	(162,672)
Total Dividends	(856,298)	(603,772)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,735,220	9,191,156
Dividends reinvested	839,174	583,262
Cost of shares redeemed	(2,343,119)	(3,007,506)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,231,275	6,766,912
Total Increase (Decrease) in Net Assets	5,665,566	7,306,555
Net Assets ($):
Beginning of Period	28,116,333	20,809,778
End of Period	33,781,899	28,116,333
Undistributed investment income—net	3,202	264,637
Capital Share Transactions (Shares):
Shares sold	369,487	618,415
Shares issued for dividends reinvested	54,351	40,253
Shares redeemed	(151,736)	(201,362)
Net Increase (Decrease) in Shares Outstanding	272,102	457,306

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.87		14.52	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.16		.30	.23	.25	.20
Net realized and unrealized
gain (loss) on investments	1.02		.45	.71	1.00	.41
Total from Investment Operations	1.18		.75	.94	1.25	.61
Distributions:
Dividends from investment income—net	(.29)		(.29)	(.26)	(.28)	(.12)
Dividends from net realized
gain on investments	(.14)		(.11)	(.07)	(.05)	—
Total Distributions	(.43)		(.40)	(.33)	(.33)	(.12)
Net asset value, end of period	15.62		14.87	14.52	13.91	12.99
Total Return (%)	7.91	[c]	5.19	6.89	9.61	4.91	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.61	[e]	.68	.84	1.06	2.76	[e]
Ratio of net expenses to average net assets[d]	.23	[e]	.31	.71	.73	.71	[e]
Ratio of net investment income
to average net assets[d]	2.09	[e]	1.99	1.64	1.79	1.84	[e]
Portfolio Turnover Rate	4.63	[c]	37.15	25.89	20.04	36.82	[c]
Net Assets, end of period ($ x 1,000)	33,782		28,116	20,810	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	33,704,280	—	—	33,704,280
† See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	1,476,755		237,726	63,015	(691)
Dreyfus Bond
Market Index Fund,
BASIC Shares	5,632,868		1,039,020	245,932	(13,303)
Dreyfus Disciplined
Stock Fund	900,580		294,516	36,258	(2,940)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	1,503,270		285,167	75,018	(8,674)
Dreyfus Emerging
Markets Fund, Cl. I	626,185		209,041	56,388	(4,062)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	634,117		48,543	8,252	(315)
Dreyfus High Yield
Fund, Cl. I	1,756,851		326,799	75,017	(432)
Dreyfus Intermediate
Term Income
Fund, Cl. I	5,442,901		1,022,441	262,561	(10,392)
Dreyfus International
Bond Fund, Cl. I	1,571,338		280,877	75,017	(3,767)
Dreyfus International
Equity Fund, CL I	261,076		44,441	11,253	(64)
Dreyfus International
Stock Index Fund	416,553		82,664	18,754	(178)
Dreyfus International
Value Fund, Cl. I	231,897		45,451	11,253	(127)
Dreyfus MidCap
Index Fund	152,991		10,194	180,824	31,696
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	529,150		128,185	18,755	(413)
Dreyfus Research
Growth Fund, Cl. Z	1,705,293		298,957	81,019	(84)
Dreyfus Short Duration
Bond Fund, Cl. Z††	198,957		228,102	12,859	(104)
Dreyfus Small Cap
Stock Index Fund	534,101		92,970	18,755	(286)
Dreyfus Strategic
Value Fund, Cl. I	1,427,932		287,111	54,012	(576)
Dreyfus Structured
Midcap Fund, Cl. I	512,379		75,387	18,754	(198)
Dreyfus U.S. Equity
Fund, Cl. I	1,333,805		197,818	51,012	(526)
Dreyfus/Newton
International
Equity Fund, Cl. I	430,333		75,482	18,755	(278)

16

Affiliated
Investment	Value					Net Realized
Company	8/31/2013	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	552,538		132,268		18,754	(734)
International Stock
Fund, Cl. I	336,711		59,120		15,003	(370)
TOTAL	28,168,581		5,502,280		1,427,220	(16,818)

†	Includes reinvested dividends/distributions.
††	Formerly, Dreyfus Short-Intermediate Government Fund.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Investor Shares	154,860		1,805,635		5.4	12,961
Dreyfus Bond
Market Index Fund,
BASIC Shares	16,206		6,428,859		19.0	161,812
Dreyfus Disciplined
Stock Fund	(21,488)		1,134,410		3.4	165,092
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	1,822		1,706,567		5.1	17,590
Dreyfus Emerging
Markets Fund, Cl. I	10,876		785,652		2.3	7,912
Dreyfus Global Real
Estate Securities
Fund, Cl. I	37,323		711,416		2.1	19,110
Dreyfus High Yield
Fund, Cl. I	79,381		2,087,582		6.2	59,222
Dreyfus Intermediate
Term Income
Fund, Cl. I	134,298		6,326,687		18.7	85,920
Dreyfus International
Bond Fund, Cl. I	44,657		1,818,088		5.4	13,300
Dreyfus International
Equity Fund, CL I	47,483		341,683		1.0	4,304

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus International
Stock Index Fund	46,398	526,683		1.6	15,770
Dreyfus International
Value Fund, Cl. I	25,254	291,222.9			5,314
Dreyfus MidCap
Index Fund	(14,057)	—		—	—
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	53,333	691,500		2.0	61,290
Dreyfus Research
Growth Fund, Cl. Z	385,889	2,309,036		6.8	9,973
Dreyfus Short Duration
Bond Fund, Cl. Z†	1,259	415,355		1.2	1,609
Dreyfus Small Cap
Stock Index Fund	66,660	674,690		2.0	26,075
Dreyfus Strategic
Value Fund, Cl. I	128,201	1,788,656		5.3	94,432
Dreyfus Structured
Midcap Fund, Cl. I	75,852	644,666		1.9	8,492
Dreyfus U.S. Equity
Fund, Cl. I	139,396	1,619,481		4.8	15,864
Dreyfus/Newton
International
Equity Fund, Cl. I	33,907	520,689		1.5	8,588
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	19,485	684,803		2.0	65,375
International
Stock Fund, Cl. I	10,462	390,920		1.2	5,605
TOTAL	1,477,457	33,704,280		99.8%	865,610

†	Formerly, Dreyfus Short-Intermediate Government Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund

18

not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $441,713 and long-term capital gains $162,059.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $53,257 during the period ended February 28, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2014, the fund was charged $38,152 pursuant to the Shareholder Services Plan of which $4,809 was waived due to the fund’s investment in certain of the underlying funds.

20

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $6,317 for transfer agency services and $400 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $36.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $818 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $20 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $6,285, custodian fees $1,069, Chief Compliance Officer fees $1,523 and transfer agency fees $2,462, which are offset against an expense reimbursement currently in effect in the amount of $8,982.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $5,502,280 and $1,427,220, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $2,985,669, consisting of $3,311,215 gross unrealized appreciation and $325,546 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking highest in the Performance Group for the two-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fee and/or assume the expenses of the fund, until

24

January 1, 2015, so that total annual fund and underlying fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.93% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

26

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Growth Allocation Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Growth Allocation Fund produced a total return of 11.42%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 15.05% for the same period. The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S.Aggregate Bond Index, and this blended index returned 12.61% for the same period.2

Stocks and higher yielding bonds rallied when the U.S. economic recovery gained momentum.The fund produced lower returns than its benchmark index due to the fact that the benchmark is an all equity index, while the fund contains some bond funds. The fund also produced mildly lower returns than its customized blended index, as lagging returns from international equities were only partly offset by strong relative results from U.S. stocks and bonds.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The number of underlying fund options is subject to change at any given time by the fund’s Board of Directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

U.S. stocks climbed and bonds generally produced flat returns during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.

The reporting period began in the wake of stock and bond market weakness stemming from the Federal Reserve’s plans to back gradually away from its massive quantitative easing program. Investors were relieved when the Federal Reserve refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid encouraging economic data, but rising long-term interest rates weighed on U.S. government securities. The stock market gave back some of its gains and bonds rallied in January 2014 amid renewed economic concerns, but stocks rebounded in February when those worries proved overblown.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their traditionally defensive counterparts, and growth-oriented stocks generally outperformed value stocks. Likewise, lower rated corporate-backed bonds led the bond market, while high-quality U.S. government securities lagged.

Tilt Toward Stocks Bolstered Fund Results

In anticipation of more favorable market conditions for equities than bonds—including sustained economic expansion, moderate inflation, easy monetary policy, and a gradual normalization of interest rates—the fund maintained overweighted exposure to stocks and an underweighted position in bonds throughout the reporting period.This positioning helped the fund participate more fully in the equity markets’ gains.

However, the fund’s investments in international equities generally lagged market averages due to the relatively defensive investment postures adopted by Dreyfus/Newton International Equity Fund and International Stock Fund. In addition, modestly overweighted exposure to the emerging markets weighed on relative performance.

The fund achieved better relative results in other asset classes. In the fund’s U.S. stock portfolio, Dreyfus Research Growth Fund proved to be the reporting period’s strongest performer as it scored especially robust returns in the health care, consumer discretionary, and financials sectors. Dreyfus Strategic Value Fund fared well due to above-average results in eight of its benchmark’s economic sectors. Dreyfus Disciplined Stock Fund also contributed positively to the fund’s overall performance.

The fixed-income allocation to U.S. bond funds produced higher returns than the Barclays U.S. Aggregate Bond Index, with particularly robust results from Dreyfus

4

High Yield Fund. However, international bonds lagged amid disappointing results from Dreyfus Emerging Markets Debt Local Currency Fund.

Allocation changes during the reporting period were limited to a shift in December of 2% of the fund’s assets from Dreyfus MidCap Index Fund to Dreyfus Short Duration Fund. This change was intended to reduce risks in the wake of the U.S. equity market’s strong gains.

Finding Opportunities Wherever They Arise

We remain more optimistic regarding the prospects for stocks than bonds as the economic recovery broadens and corporate earnings continue to grow. In addition, we believe that the fund’s broadly diversified structure positions it well to participate in areas of relative strength wherever they arise across asset classes, geographic regions, investment styles, and market sectors.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.42
Ending value (after expenses)	$1,114.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.35
Ending value (after expenses)	$1,023.46

† Expenses are equal to the fund’s annualized expense ratio of .27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2014 (Unaudited)

Registered Investment Companies—99.8%	Shares		Value ($)
Bonds and Notes—22.3%
Dreyfus Bond Market Index Fund,
BASIC Shares	79,421	[a]	833,124
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. I	25,398	[a]	343,382
Dreyfus High Yield Fund, Cl. I	62,831	[a]	431,016
Dreyfus Intermediate Term Income Fund, Cl. I	92,772	[a]	1,279,322
Dreyfus International Bond Fund, Cl. I	21,932	[a]	367,803
Dreyfus Short Duration Bond Fund, Cl. Z	167,581	[a,b]	1,764,618
			5,019,265
Domestic Common Stocks—54.9%
Dreyfus Appreciation Fund,
Investor Shares	36,970	[a]	1,920,936
Dreyfus Disciplined Stock Fund	33,379	[a]	1,193,983
Dreyfus Opportunistic
Midcap Value Fund, Cl. I	20,798	[a]	861,865
Dreyfus Research Growth Fund, Cl. Z	186,098	[a]	2,733,783
Dreyfus Small Cap Stock Index Fund	24,059	[a]	715,526
Dreyfus Strategic Value Fund, Cl. I	45,067	[a]	1,827,905
Dreyfus Structured Midcap Fund, Cl. I	22,195	[a]	683,393
Dreyfus U.S. Equity Fund, Cl. I	86,195	[a]	1,701,496
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	39,335	[a]	729,271
			12,368,158
Foreign Common Stocks—22.6%
Dreyfus Emerging Markets Fund, Cl. I	139,662	[a]	1,279,305
Dreyfus Global Real Estate
Securities Fund, Cl. I	150,117	[a]	1,260,980
Dreyfus International Equity Fund, Cl. I	11,631	[a]	430,799
Dreyfus International Stock Index Fund	37,806	[a]	648,364
Dreyfus International Value Fund, Cl. I	27,170	[a]	345,599

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares	Value ($)
Foreign Common Stocks (continued)
Dreyfus/Newton International
Equity Fund, Cl. I	31,336 [a]	638,308
International Stock Fund, Cl. I	31,479 [a]	479,733
		5,083,088

Total Investments (cost $18,545,591)	99.8%	22,470,511
Cash and Receivables (Net)	.2%	47,109
Net Assets	100.0%	22,517,620

a	Investment in affiliated mutual fund.
b	Formerly, Dreyfus Short-Intermediate Government Fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	74.1	Mutual Funds: Foreign	25.7
			99.8
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	18,545,591	22,470,511
Cash		4,665
Receivable for shares of Common Stock subscribed		64,060
Prepaid expenses		11,019
		22,550,255
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		384
Payable for shares of Common Stock redeemed		5,897
Accrued expenses		26,354
		32,635
Net Assets ($)		22,517,620
Composition of Net Assets ($):
Paid-in capital		18,263,901
Accumulated distributions in excess of investment income—net		(50,090)
Accumulated net realized gain (loss) on investments		378,889
Accumulated net unrealized appreciation
(depreciation) on investments		3,924,920
Net Assets ($)		22,517,620
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,265,648
Net Asset Value, offering and redemption price per share ($)		17.79

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	209,808
Expenses:
Shareholder servicing costs—Note 3(b)	35,077
Professional fees	23,562
Registration fees	10,462
Prospectus and shareholders’ reports	4,048
Custodian fees—Note 3(b)	1,035
Directors’ fees and expenses—Note 3(c)	703
Loan commitment fees—Note 2	141
Miscellaneous	6,368
Total Expenses	81,396
Less—reduction in expenses due to undertaking—Note 3(a)	(43,641)
Less—waiver of shareholder servicing fees—Note 3(b)	(8,360)
Less—reduction in fees due to earnings credits—Note 3(b)	(33)
Net Expenses	29,362
Investment Income—Net	180,446
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	162,241
Capital gain distributions from affiliated issuers	502,037
Net Realized Gain (Loss)	664,278
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,537,410
Net Realized and Unrealized Gain (Loss) on Investments	2,201,688
Net Increase in Net Assets Resulting from Operations	2,382,134

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	180,446	232,655
Net realized gain (loss) on
investments in affiliated issuers	664,278	220,735
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,537,410	1,384,829
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,382,134	1,838,219
Dividends to Shareholders from ($):
Investment income—net	(307,054)	(200,070)
Net realized gain on investments	(268,414)	(239,050)
Total Dividends	(575,468)	(439,120)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,086,430	5,567,055
Dividends reinvested	559,823	426,370
Cost of shares redeemed	(3,846,956)	(1,513,581)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(200,703)	4,479,844
Total Increase (Decrease) in Net Assets	1,605,963	5,878,943
Net Assets ($):
Beginning of Period	20,911,657	15,032,714
End of Period	22,517,620	20,911,657
Undistributed (distributions in excess of)
investment income—net	(50,090)	76,518
Capital Share Transactions (Shares):
Shares sold	176,991	348,110
Shares issued for dividends reinvested	31,700	27,995
Shares redeemed	(220,469)	(95,434)
Net Increase (Decrease) in Shares Outstanding	(11,778)	280,671

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	February 28, 2014			Year Ended August 31,
	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	16.37		15.08	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.14		.21	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	1.73		1.52	1.03	1.51	.31
Total from Investment Operations	1.87		1.73	1.15	1.61	.41
Distributions:
Dividends from investment income—net	(.24)		(.20)	(.18)	(.11)	(.13)
Dividends from net realized
gain on investments	(.21)		(.24)	(.10)	(.07)	—
Total Distributions	(.45)		(.44)	(.28)	(.18)	(.13)
Net asset value, end of period	17.79		16.37	15.08	14.21	12.78
Total Return (%)	11.42	[c]	11.64	8.29	12.56	3.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.74	[e]	.81	1.01	1.26	3.33	[e]
Ratio of net expenses
to average net assets[d]	.27	[e]	.31	.58	.63	.57	[e]
Ratio of net investment income
to average net assets[d]	1.63	[e]	1.30	.82	.65	.85	[e]
Portfolio Turnover Rate	17.50	[c]	39.25	30.83	21.83	45.65	[c]
Net Assets, end of period ($ x 1,000)	22,518		20,912	15,033	12,156	5,301

a	From October 1, 2009 (commencement of initial offering) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	22,470,511	—	—	22,470,511
† See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	1,801,490		211,165	274,688	6,653
Dreyfus Bond Market
Index Fund,
BASIC Shares	850,922		124,275	141,922	(6,126)
Dreyfus Disciplined
Stock Fund	1,075,943		303,599	160,235	(1,959)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	358,581		50,663	65,402	(5,278)
Dreyfus Emerging
Markets Fund, Cl. I	1,311,640		214,157	279,921	(19,905)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	1,200,243		143,227	151,079	(942)
Dreyfus High Yield
Fund, Cl. I	418,589		60,002	65,403	233
Dreyfus Intermediate
Term Income
Fund, Cl. I	1,298,245		182,427	228,907	(8,744)
Dreyfus International
Bond Fund, Cl. I	375,073		49,654	65,402	(1,744)
Dreyfus International
Equity Fund, Cl. I	375,554		47,899	58,862	2,280
Dreyfus International
Stock Index Fund	591,312		91,261	98,103	1,699
Dreyfus International
Value Fund, Cl. I	321,527		48,993	58,862	1,577
Dreyfus MidCap
Index Fund	760,140		43,082	890,211	155,513
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	732,104		140,566	81,752	2,345
Dreyfus Research
Growth Fund, Cl. Z	2,320,350		264,575	353,171	22,061
Dreyfus Short Duration
Bond Fund, Cl. Z††	992,915		1,023,339	257,100	(2,018)
Dreyfus Small Cap
Stock Index Fund	631,831		88,145	81,753	300
Dreyfus Strategic
Value Fund, Cl. I	1,646,828		272,716	235,447	2,549
Dreyfus Structured
Midcap Fund, Cl. I	608,682		67,934	81,752	2,963
Dreyfus U.S. Equity
Fund, Cl. I	1,583,820		176,282	222,367	6,822
Dreyfus/Newton
International
Equity Fund, Cl. I	608,129		81,494	98,103	1,824

16

Affiliated
Investment	Value					Net Realized
Company	8/31/2013	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	655,572		133,472		81,753	1,790
International Stock
Fund, Cl. I	479,715		63,405		78,482	348
TOTAL	20,999,205		3,882,332		4,110,677	162,241

†	Includes reinvested dividends/distributions.
††	Formerly, Dreyfus Short-Intermediate Government Fund.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Investor Shares	176,316		1,920,936		8.5	15,459
Dreyfus Bond
Market Index Fund,
BASIC Shares	5,975		833,124		3.7	23,161
Dreyfus Disciplined
Stock Fund	(23,365)		1,193,983		5.3	189,438
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	4,818		343,382		1.5	4,067
Dreyfus Emerging
Markets Fund, Cl. I	53,334		1,279,305		5.7	14,723
Dreyfus Global Real
Estate Securities
Fund, Cl. I	69,531		1,260,980		5.6	35,588
Dreyfus High Yield
Fund, Cl. I	17,595		431,016		1.9	13,405
Dreyfus Intermediate
Term Income
Fund, Cl. I	36,301		1,279,322		5.7	19,338
Dreyfus International
Bond Fund, Cl. I	10,222		367,803		1.6	3,057
Dreyfus International
Equity Fund, Cl. I	63,928		430,799		1.9	5,962

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus International
Stock Index Fund	62,195	648,364		2.9	21,367
Dreyfus International
Value Fund, Cl. I	32,364	345,599		1.5	7,056
Dreyfus MidCap
Index Fund	(68,524)	—		—	—
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	68,602	861,865		3.8	82,320
Dreyfus Research
Growth Fund, Cl. Z	479,968	2,733,783		12.2	12,953
Dreyfus Short Duration
Bond Fund, Cl. Z†	7,482	1,764,618		7.9	7,306
Dreyfus Small Cap
Stock Index Fund	77,003	715,526		3.2	29,899
Dreyfus Strategic
Value Fund, Cl. I	141,259	1,827,905		8.1	104,969
Dreyfus Structured
Midcap Fund, Cl. I	85,566	683,393		3.0	9,688
Dreyfus U.S. Equity
Fund, Cl. I	156,939	1,701,496		7.6	17,853
Dreyfus/Newton
International
Equity Fund, Cl. I	44,964	638,308		2.8	11,521
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	20,190	729,271		3.3	75,226
International Stock
Fund, Cl. I	14,747	479,733		2.1	7,489
TOTAL	1,537,410	22,470,511		99.8	711,845

†	Formerly, Dreyfus Short-Intermediate Government Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is

18

the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $200,070 and long-term capital gains $239,050.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $43,641 during the period ended February 28, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2014, the fund was charged $27,648 pursuant to the Shareholder Services Plan of which $8,360 was waived due to the fund’s investment in certain of the underlying funds.

20

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $6,747 for transfer agency services and $365 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $33.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $1,035 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $19 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,162, custodian fees $1,063, Chief Compliance Officer fees $1,523 and transfer agency fees $2,392, which are offset against an expense reimbursement currently in effect in the amount of $8,756.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $3,882,332 and $4,110,677, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $3,924,920, consisting of $3,998,434 gross unrealized appreciation and $73,514 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except for the one-year period when the performance was above the Performance Universe median.The Board noted that the fund had only three years of performance and that relative performance had improved in the most recent one-year period.The Board also noted the proximity to the median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

24

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2015, so that total annual fund and underlying fund expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

26

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Moderate Allocation Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Moderate Allocation Fund produced a total return of 9.55%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 15.05% for the same period. The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S.Aggregate Bond Index, and this blended index returned 10.17% for the same period.2

Stocks and higher yielding bonds rallied when the U.S. economic recovery gained momentum. The fund produced lower returns than its benchmark index due the fact that the benchmark is an all equity index, while the fund contains some bond funds. The fund also produced mildly lower returns than its customized blended index, as strong relative results from U.S. stocks and bonds were not enough to fully offset lagging returns from international equities.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The number of underlying fund options is subject to change at any given time by the fund’s Board of Directors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

U.S. stocks climbed and bonds generally produced flat returns during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.

The reporting period began in the wake of stock and bond market weakness stemming from the Federal Reserve’s plans to back gradually away from its massive quantitative easing program. Investors were relieved when the Federal Reserve refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid encouraging economic data, but rising long-term interest rates weighed on U.S. government securities.The stock market gave back some of its gains and bonds rallied in January 2014 amid renewed economic concerns, but stocks rebounded in February when those worries proved overblown.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their traditionally defensive counterparts, and growth-oriented stocks generally outperformed value stocks. Likewise, lower rated corporate-backed bonds led the bond market, while high-quality U.S. government securities lagged.

Tilt Toward Stocks Bolstered Fund Results

In anticipation of more favorable market conditions for equities than bonds—including sustained economic expansion, moderate inflation, easy monetary policy, and a gradual normalization of interest rates—the fund maintained overweighted exposure to stocks and an underweighted position in bonds throughout the reporting period. This positioning helped the fund participate more fully in the equity markets’ gains.

However, the fund’s investments in international equities generally lagged market averages due to the relatively defensive investment postures adopted by Dreyfus/Newton International Equity Fund and International Stock Fund. In addition, modestly overweighted exposure to the emerging markets weighed on relative performance.

The fund achieved better relative results in other asset classes. In the fund’s U.S. stock portfolio, Dreyfus Research Growth Fund proved to be the reporting period’s strongest performer as it scored especially robust returns in the health care, consumer discretionary, and financials sectors. Dreyfus Strategic Value Fund fared well due to above-average results in eight of its benchmark’s economic sectors. Dreyfus Disciplined Stock Fund also contributed positively to the fund’s overall performance.

The fixed-income allocation to U.S. bond funds produced higher returns than the Barclays U.S. Aggregate Bond Index, with particularly robust results from Dreyfus High Yield Fund. However, international bonds lagged amid disappointing results from Dreyfus Emerging Markets Debt Local Currency Fund.

Allocation changes during the reporting period were limited to a shift in December of 4% of the fund’s assets from Dreyfus MidCap Index Fund to Dreyfus Short Duration Fund. This change was intended to reduce risks in the wake of the U.S. equity market’s strong gains.

Finding Opportunities Wherever They Arise

We remain more optimistic regarding the prospects for stocks than bonds as the economic recovery broadens and corporate earnings continue to grow. In addition, we believe that the fund’s broadly diversified structure positions it well to participate in areas of relative strength wherever they arise across asset classes, geographic regions, investment styles, and market sectors.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.30
Ending value (after expenses)	$1,095.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.25
Ending value (after expenses)	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2014 (Unaudited)

Registered Investment Companies—99.9%	Shares		Value ($)
Bonds and Notes—35.4%
Dreyfus Bond Market Index Fund, BASIC Shares	785,337	[a]	8,238,184
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	181,300	[a]	2,451,170
Dreyfus High Yield Fund, Cl. I	430,574	[a]	2,953,738
Dreyfus Intermediate Term Income Fund, Cl. I	659,342	[a]	9,092,328
Dreyfus Short Duration Bond Fund, Cl. Z	342,348	[a,b]	3,604,921
			26,340,341
Domestic Common Stocks—43.4%
Dreyfus Appreciation Fund, Investor Shares	99,819	[a]	5,186,617
Dreyfus Disciplined Stock Fund	90,032	[a]	3,220,452
Dreyfus Opportunistic Midcap Value Fund, Cl. I	43,473	[a]	1,801,515
Dreyfus Research Growth Fund, Cl. Z	472,570	[a]	6,942,050
Dreyfus Small Cap Stock Index Fund	62,809	[a]	1,867,931
Dreyfus Strategic Value Fund, Cl. I	123,533	[a]	5,010,512
Dreyfus Structured Midcap Fund, Cl. I	58,360	[a]	1,796,907
Dreyfus U.S. Equity Fund, Cl. I	229,923	[a]	4,538,682
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	101,991	[a]	1,890,922
			32,255,588
Foreign Common Stocks—21.1%
Dreyfus Emerging Markets Fund, Cl. I	387,039	[a]	3,545,274
Dreyfus Global Real Estate Securities Fund, Cl. I	333,119	[a]	2,798,197
Dreyfus International Bond Fund, Cl. I	155,695	[a]	2,611,003
Dreyfus International Equity Fund, Cl. I	30,056	[a]	1,113,260
Dreyfus International Stock Index Fund	99,595	[a]	1,708,056

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares		Value ($)
Foreign Common Stocks (continued)
Dreyfus International Value Fund, Cl. I	74,598	[a]	948,889
Dreyfus/Newton International Equity Fund, Cl. I	82,035	[a]	1,671,045
International Stock Fund, Cl. I	82,442	[a]	1,256,418
			15,652,142

Total Investments (cost $66,349,878)	99.9%		74,248,071
Cash and Receivables (Net)	.1%		60,727
Net Assets	100.0%		74,308,798

a	Investment in affiliated mutual fund.
b	Formerly, Dreyfus Short-Intermediate Government Fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	75.5	Mutual Funds: Foreign	24.4
			99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	66,349,878	74,248,071
Cash		144,600
Prepaid expenses		12,782
		74,405,453
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		11,249
Payable for shares of Common Stock redeemed		56,009
Accrued expenses		29,397
		96,655
Net Assets ($)		74,308,798
Composition of Net Assets ($):
Paid-in capital		65,340,457
Accumulated distributions in excess of investment income—net		(69,283)
Accumulated net realized gain (loss) on investments		1,139,431
Accumulated net unrealized appreciation
(depreciation) on investments		7,898,193
Net Assets ($)		74,308,798
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		4,428,725
Net Asset Value, offering and redemption price per share ($)		16.78

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	698,925
Expenses:
Shareholder servicing costs—Note 3(b)	96,877
Professional fees	23,574
Registration fees	12,592
Prospectus and shareholders’ reports	5,050
Directors’ fees and expenses—Note 3(c)	2,048
Custodian fees—Note 3(b)	1,269
Loan commitment fees—Note 2	411
Miscellaneous	5,765
Total Expenses	147,586
Less—reduction in expenses due to undertaking—Note 3(a)	(49,865)
Less—waiver of shareholder servicing fees—Note 3(b)	(15,975)
Less—reduction in fees due to earnings credits—Note 3(b)	(63)
Net Expenses	81,683
Investment Income—Net	617,242
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	199,521
Capital gain distributions from affiliated issuers	1,274,350
Net Realized Gain (Loss)	1,473,871
Net unrealized appreciation (depreciation) on investments in affiliated issuers	3,771,557
Net Realized and Unrealized Gain (Loss) on Investments	5,245,428
Net Increase in Net Assets Resulting from Operations	5,862,670

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	617,242	810,871
Net realized gain (loss) on
investments in affiliated issuers	1,473,871	640,707
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	3,771,557	1,994,132
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,862,670	3,445,710
Dividends to Shareholders from ($):
Investment income—net	(1,045,194)	(710,162)
Net realized gain on investments	(521,576)	(371,011)
Total Dividends	(1,566,770)	(1,081,173)
Capital Stock Transactions ($):
Net proceeds from shares sold	13,329,437	25,769,874
Dividends reinvested	1,538,683	1,056,139
Cost of shares redeemed	(3,270,343)	(6,164,666)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,597,777	20,661,347
Total Increase (Decrease) in Net Assets	15,893,677	23,025,884
Net Assets ($):
Beginning of Period	58,415,121	35,389,237
End of Period	74,308,798	58,415,121
Undistributed (distributions in excess of)
investment income–net	(69,283)	358,669
Capital Share Transactions (Shares):
Shares sold	807,491	1,670,196
Shares issued for dividends reinvested	92,469	70,645
Shares redeemed	(198,575)	(397,016)
Net Increase (Decrease) in Shares Outstanding	701,385	1,343,825

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.67		14.85	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.15		.26	.18	.18	.14
Net realized and unrealized
gain (loss) on investments	1.35		.94	.86	1.25	.41
Total from Investment Operations	1.50		1.20	1.04	1.43	.55
Distributions:
Dividends from
investment income—net	(.26)		(.25)	(.22)	(.20)	(.12)
Dividends from net realized
gain on investments	(.13)		(.13)	(.09)	(.04)	—
Total Distributions	(.39)		(.38)	(.31)	(.24)	(.12)
Net asset value, end of period	16.78		15.67	14.85	14.12	12.93
Total Return (%)	9.55	[c]	8.16	7.57	11.02	4.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.45	[e]	.51	.63	.74	1.96	[e]
Ratio of net expenses
to average net assets[d]	.25	[e]	.29	.59	.63	.65	[e]
Ratio of net investment income
to average net assets[d]	1.87	[e]	1.68	1.27	1.25	1.27	[e]
Portfolio Turnover Rate	4.37	[c]	31.25	28.82	17.48	31.21	[c]
Net Assets, end of period
($ x 1,000)	74,309		58,415	35,389	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (gener-

ally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	74,248,071	—	—	74,248,071
† See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	4,048,643		797,483	93,810	(1,733)
Dreyfus Bond
Market Index Fund,
BASIC Shares	6,840,517		1,562,339	167,518	(10,100)
Dreyfus Disciplined
Stock Fund	2,441,765		907,433	54,443	(3,295)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	2,041,149		477,478	55,838	(6,700)
Dreyfus Emerging
Markets Fund, Cl. I	2,823,908		775,822	91,297	(11,099)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	2,325,307		372,255	36,854	(2,824)
Dreyfus High
Yield Fund, Cl. I	2,364,783		535,144	55,839	(762)
Dreyfus Intermediate
Term Income
Fund, Cl. I	7,407,111		1,706,379	195,438	(8,023)
Dreyfus
International Bond
Fund, Cl. I	2,136,877		471,742	55,839	(3,852)
Dreyfus International
Equity Fund, Cl. I	814,276		166,841	18,846	(265)
Dreyfus International
Stock Index Fund	1,288,721		305,624	31,410	(547)
Dreyfus International
Value Fund, Cl. I	718,439		170,138	18,846	(253)
Dreyfus MidCap
Index Fund	1,254,188		127,571	1,529,289	257,469
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	1,311,804		384,934	27,920	(790)
Dreyfus Research
Growth Fund, Cl. Z	4,912,664		1,008,032	120,613	(878)
Dreyfus Short
Duration Bond
Fund, Cl. Z††	1,647,496		2,000,662	53,123	(481)
Dreyfus Small Cap
Stock Index Fund	1,418,058		298,327	27,920	(635)
Dreyfus Strategic
Value Fund, Cl. I	3,828,340		915,740	80,409	(1,798)
Dreyfus Structured
Midcap Fund, Cl. I	1,367,955		249,823	27,920	(473)
Dreyfus U.S.
Equity Fund, Cl. I	3,575,438		659,323	75,942	(1,189)
Dreyfus/Newton
International
Equity Fund, Cl. I	1,316,111		282,131	31,410	(615)

Affiliated
Investment	Value				Net Realized
Company	8/31/2013 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. I	1,464,730	406,318		27,919	(935)
International Stock
Fund, Cl. I	1,029,434	221,311		25,128	(701)
TOTAL	58,377,714	14,802,850		2,903,571	199,521

†	Includes reinvested dividends/distributions.
††	Formerly, Dreyfus Short-Intermediate Government Fund.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Investor Shares	436,034	5,186,617		7.0	36,665
Dreyfus Bond
Market Index Fund,
BASIC Shares	12,946	8,238,184		11.1	203,734
Dreyfus Disciplined
Stock Fund	(71,008)	3,220,452		4.3	465,598
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(4,919)	2,451,170		3.3	24,610
Dreyfus Emerging
Markets Fund, Cl. I	47,940	3,545,274		4.8	35,382
Dreyfus Global
Real Estate Securities
Fund, Cl. I	140,313	2,798,197		3.8	73,362
Dreyfus High
Yield Fund, Cl. I	110,412	2,953,738		4.0	82,276
Dreyfus Intermediate
Term Income
Fund, Cl. I	182,299	9,092,328		12.2	121,341
Dreyfus International
Bond Fund, Cl. I	62,075	2,611,003		3.5	18,874
Dreyfus International
Equity Fund, Cl. I	151,254	1,113,260		1.5	13,997
Dreyfus International
Stock Index Fund	145,668	1,708,056		2.3	50,886

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2014	($)	Assets (%)	Distributions ($)
Dreyfus International
Value Fund, Cl. I	79,411	948,889		1.3	17,295
Dreyfus MidCap
Index Fund	(109,939)	—		—	—
Dreyfus
Opportunistic
Midcap Value
Fund, Cl. I	133,487	1,801,515		2.4	158,501
Dreyfus Research
Growth Fund, Cl. Z	1,142,845	6,942,050		9.4	29,837
Dreyfus Short
Duration Bond
Fund, Cl. Z†	10,367	3,604,921		4.9	13,806
Dreyfus Small Cap
Stock Index Fund	180,101	1,867,931		2.5	71,891
Dreyfus Strategic
Value Fund, Cl. I	348,639	5,010,512		6.7	263,611
Dreyfus Structured
Midcap Fund, Cl. I	207,522	1,796,907		2.4	23,389
Dreyfus U.S.
Equity Fund, Cl. I	381,052	4,538,682		6.1	43,422
Dreyfus/Newton
International
Equity Fund, Cl. I	104,828	1,671,045		2.2	27,393
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. I	48,728	1,890,922		2.5	179,883
IInternational Stock
Fund, Cl. I	31,502	1,256,418		1.7	17,522
TOTAL	3,771,557	74,248,071		99.9	1,973,275

†	Formerly, Dreyfus Short-Intermediate Government Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the pol-

icy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $711,611 and long-term capital gains $369,562. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 mil-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $49,865 during the period ended February 28, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2014, the fund was charged $82,556 pursuant to the Shareholder Services Plan of which $15,975 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $7,926 for transfer agency services and $700 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $63.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $1,269 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $36 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $13,709, custodian fees $1,342, Chief Compliance Officer fees $2,285 and transfer agency fees $3,835, which are offset against an expense reimbursement currently in effect in the amount of $9,922.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $14,802,850 and $2,903,571, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $7,898,193, consisting of $8,565,242 gross unrealized appreciation and $667,049 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods and below the Performance Universe median for all periods, noting the proximity of the fund’s performance to the Performance Universe median in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2015, so that the total annual fund and underlying funds operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)